Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2022
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information [Text Block]

23Cash flow statement supplementary information

Accounting policies
Cash and cash equivalents

Cash and cash equivalents include all cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Bank overdrafts are included in borrowings in current liabilities.

Cash flow statements

The cash flow statement is prepared using the indirect method. Cash flows related to interest and tax are included in operating activities. Assets and liabilities acquired as part of a business combination are included in investing activities (net of cash acquired). Dividends paid to shareholders are included in financing activities. Dividends received are included in operating activities.

Cash flows arising from transactions in a foreign currency are translated into the company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Cash paid for leases

In 2022, gross lease payments of EUR 316 million (2021: EUR 308 million; 2020: EUR 325 million) included interest of EUR 25 million (2021: EUR 25 million; 2020: EUR 29 million).

Net cash used for derivatives and current financial assets

In 2022, a total of EUR 72 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management (2021: EUR 48 million inflow; 2020: EUR 13 million outflow).

Purchase and proceeds from non-current financial assets

In 2022, the net cash outflow is EUR 38 million.

In 2021, the net cash flow is EUR 0 million.

In 2020, the net cash outflow of EUR 66 million was mainly the cash outflow due to investment in DC Health amounting to EUR 45 million in China.

Reconciliation of liabilities arising from financing activities

Certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items, principally because of the effects of translation differences and consolidation changes.

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2021	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2022
Long term debt2)	6,933	1,045	107	27	8,111
EUR bonds	3,233	827			4,061
USD bonds	1,313	(20)	85		1,378
Leases	1,220	(260)	17	105	1,082
Forward contracts3)	934			(76)	858
Bank borrowings	203	498	4		705
Other long-term debt	30	(1)	1	(1)	28
Short term debt2)	47	47	(6)	1	89
Short-term bank borrowings	47	47	(6)	1	89
Other short-term loans
Forward contracts3)
Equity	(1,410)	(593)		869	(1,133)
Dividend payable		(418)		418
Forward contracts3)	(934)			76	(858)
Treasury shares	(476)	(174)		375	(275)
Total		500
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2020	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2021
Long term debt2)	6,857	(226)	200	101	6,933
EUR bonds	3,229			4	3,233
USD bonds	1,210		103		1,313
Leases	1,216	(239)	98	145	1,220
Forward contracts3)	982			(48)	934
Bank borrowings	205	(1)			203
Other long-term debt	16	14			30
Short term debt2)	76	(25)	(5)		47
Short-term bank borrowings	76	(24)	(5)		47
Other short-term loans	1	(1)
Forward contracts3)
Equity	(1,181)	(2,096)		1,868	(1,410)
Dividend payable		(484)		484
Forward contracts3)	(982)			48	(934)
Treasury shares	(199)	(1,613)		1,336	(476)
Total		(2,347)
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans